Share-based payments - Profit share certificate (Details) - € / shares	Dec. 31, 2025	Mar. 14, 2019
Share-based payments
Percentage to total equity to calculate fair value	20.00%
Preferred share price (in EURO per share)		€ 85
Common share price (in EURO per share)		€ 1.71
Gross up percentage	80.00%